ADDITIONAL INFORMATION-FINANCIAL STATEMENT - Schedule of Parent Company Balance Sheets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Current assets
Cash and cash equivalents	$ 958	$ 15,536	$ 15,355
Other current assets	28,796	41,057
Total current assets	38,921	66,365
TOTAL ASSETS	97,706	129,816
Current liabilities
Accrued expenses and other current liabilities	8,544	9,758
Total liabilities	116,669	115,417
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2018 and 2019; 127,697,055 shares issued as of December 31, 2018 and 2019; 125,664,777 shares outstanding as of December 31, 2018 and 2019)	128	128
Additional paid-in capital	284,887	284,726
Treasury stock (2,032,278 shares as of December 31, 2018 and 2019)	(2,351)	(2,351)
Accumulated deficits	(293,892)	(262,415)
Accumulated other comprehensive income	31,692	31,311
Total equity	(18,963)	14,399	123,679	$ 266,597
TOTAL LIABILITIES AND EQUITY	97,706	129,816
Parent Company [Member] | Reportable Legal Entities [Member]
Current assets
Cash and cash equivalents	2	5	89	139
Amount due from subsidiaries	22,776	51,226
Other current assets	108	1,895
Total current assets	22,886	53,126
TOTAL ASSETS	22,886	53,126
Current liabilities
Accrued expenses and other current liabilities	2,422	1,727
Total liabilities	2,422	1,727
Equity
Ordinary Shares ($0.001 par value; 900,000,000 shares authorized in 2018 and 2019; 127,697,055 shares issued as of December 31, 2018 and 2019; 125,664,777 shares outstanding as of December 31, 2018 and 2019)	128	128
Additional paid-in capital	284,887	284,726
Treasury stock (2,032,278 shares as of December 31, 2018 and 2019)	(2,351)	(2,351)
Accumulated deficits	(293,892)	(262,415)
Accumulated other comprehensive income	31,692	31,311
Total equity	20,464	51,399	$ 147,649	$ 268,737
TOTAL LIABILITIES AND EQUITY	$ 22,886	$ 53,126